NIKE SECURITIES L.P.
                      1001 WARRENVILLE ROAD
                     LISLE, ILLINOIS  60532




                         March 17, 2000



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington D.C. 20549-1004

Attn:     Filing Desk, Stop 1-4

     Re:          THE FIRST TRUST GNMA, REINVESTMENT
                   INCOME TRUST "GRIT" Series 77 and Series 78
              (File No. 333-32300) (CIK No. 1026907)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on March 16, 2000.

                                    Very truly yours,



                                    NIKE SECURITIES L.P.